ACQUISITIONS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 06, 2015	Dec. 31, 2015	Jun. 15, 2015
Business Acquisition [Line Items]
Closing price per share		$ 0.4388
Property Plant And Equipment [Member]
Business Acquisition [Line Items]
Change in fair value of Assets		$ 117.6
Land Use Right [Member]
Business Acquisition [Line Items]
Change in fair value of Assets		$ 12.6
SolarOne Group [Member]
Business Acquisition [Line Items]
Ordinary shares issued	3,701,145,330
Equity interest ownership percentage	100.00%
Ownership percentage	45.70%
Ownership percentage	94.00%
Net purchase consideration	$ 95.8
Number of ordinary shares in each ADS			50
Acquistion description
(i) the value of the Company's equity of $100.8 million using its closing stock price on February 6, 2015 of $ 11.00 per ADS (as retrospectively adjusted to reflect the current ADS to ordinary share ratio of one ADS to 50 ordinary shares effective on June 15, 2015) and (ii) the net balance of $5.0 million of the pre-existing receivables and payables that are due from Q CELLS Group to SolarOne Group.

Stock outstanding	$ 100.8
Closing price per share	$ 0.22
Pre-existing receivables and payables	$ 5.0
Transaction costs		$ 3.2